Interests In Other Entities - Interests in Joint Ventures - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [line items]
Carrying value of interest in joint venture	£ 172	£ 117
Joint ventures
Disclosure of joint ventures [line items]
Profit after tax	20	30
Carrying value of interest in joint venture	172	117
Commitments and contingent liabilities	£ 0	£ 0